Investment Securities (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities
Amortized Cost	$ 1,095	$ 1,294	$ 1,661
Gross Unrealized Gains	20	5	14
Gross Unrealized Losses	0	(5)	(3)
Fair Value	1,115	1,294	1,672
Held-to-maturity securities
Amortized Cost	1,156	1,268	0
Gross Unrealized Gains	21	0
Gross Unrealized Losses	0	(6)
Fair Value	1,177	1,262
Agency - Commercial
Available-for-sale securities
Amortized Cost	500	766	541
Gross Unrealized Gains	10	3	1
Gross Unrealized Losses	0	(3)	(2)
Fair Value	510	766	540
Agency - Residential
Available-for-sale securities
Amortized Cost	563	514	1,118
Gross Unrealized Gains	10	2	13
Gross Unrealized Losses	0	(2)	(1)
Fair Value	573	514	1,130
Municipal obligations
Available-for-sale securities
Amortized Cost	32	14	2
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	32	14	$ 2
Agency - Commercial
Held-to-maturity securities
Amortized Cost	619	634
Gross Unrealized Gains	9	0
Gross Unrealized Losses	0	(2)
Fair Value	628	632
Agency - Residential
Held-to-maturity securities
Amortized Cost	537	634
Gross Unrealized Gains	12	0
Gross Unrealized Losses	0	(4)
Fair Value	$ 549	$ 630